Revision on previously issued financial statements	12 Months Ended
Dec. 31, 2024
Revision on previously issued financial statements
Revision on previously issued financial statements

21. Revision on previously issued financial statements

In connection with the preparation of its unaudited financial results for the three months ended September 30, 2024, the Company discovered prior period errors in the accrual for tax surcharges and related interest expenses, accruals for commissions to location partners and related balances, the impairment of prepayments to location partners and the expected credit losses on deposits to location partners and accounts receivable due from network partners. None of the errors had a material impact on previously issued annual financial statements as of and for the years ended December 31, 2021, 2022 and 2023 taken as a whole.

The financial statements as of and for the years ended December 31, 2022 and 2023 have been revised to correct the errors. The revisions to the financial statements as of and for the years ended December 31, 2022 and 2023 are summarized as follows:

The impact on the consolidated balance sheets was as follows:

	As of December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Accounts receivable, net	16,482	—	16,482	3>
Prepayments and other current assets	228,672	(2,209)	226,463	2>, 3>
Total current assets	3,300,784	(2,209)	3,298,575
Deferred tax assets	30,986	3,873	34,859	All
Other non-current assets	35,898	(634)	35,264	3>
Total non-current assets	986,857	3,239	990,096
Total assets	4,287,641	1,030	4,288,671
Accounts and notes payable	810,197	7,048	817,245	2>
Tax payable	147,367	19,215	166,582	1>
Total current liabilities	1,422,878	26,263	1,449,141
Total liabilities	1,646,336	26,263	1,672,599
Accumulated deficit	(9,319,229)	(25,233)	(9,344,462)	All
Total shareholders’ equity	2,641,305	(25,233)	2,616,072
Total liabilities and shareholders’ equity	4,287,641	1,030	4,288,671

	As of December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Accounts receivable, net	269,736	(993)	268,743	3>
Prepayments and other current assets	345,744	(6,493)	339,251	2>, 3>
Total current assets	4,025,789	(7,486)	4,018,303
Deferred tax assets	18,804	3,361	22,165	All
Other non-current assets	21,621	(1,152)	20,469	3>
Total non-current assets	399,584	2,209	401,793
Total assets	4,425,373	(5,277)	4,420,096
Accounts and notes payable	764,741	2,928	767,669	2>
Tax payable	214,738	16,025	230,763	1>
Total current liabilities	1,467,490	18,953	1,486,443
Total liabilities	1,671,716	18,953	1,690,669
Accumulated deficit	(9,232,128)	(24,230)	(9,256,358)	All
Total shareholders’ equity	2,753,657	(24,230)	2,729,427
Total liabilities and shareholders’ equity	4,425,373	(5,277)	4,420,096

The impact on the consolidated statements of comprehensive (loss)/income was as follows:

	Year ended December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cost of revenues	(556,923)	(16,312)	(573,235)	1>
Sales and marketing expenses	(2,712,330)	(2,802)	(2,715,132)	2>, 3>
General and administrative expenses	(112,403)	(1,368)	(113,771)	3>
Other operating income	12,876	(2,904)	9,972	1>
Loss from operations	(621,245)	(23,386)	(644,631)
Loss before income tax expense	(596,764)	(23,386)	(620,150)
Income tax expense	(114,476)	3,873	(110,603)	All
Net loss	(711,240)	(19,513)	(730,753)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(711,240)	(19,513)	(730,753)
Total comprehensive loss	(598,868)	(19,513)	(618,381)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(598,868)	(19,513)	(618,381)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(1.37)	(0.04)	(1.41)

	Year ended December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cost of revenues	(1,209,464)	3,273	(1,206,191)	1>
Sales and marketing expenses	(1,507,432)	832	(1,506,600)	2>, 3>
General and administrative expenses	(125,528)	(2,508)	(128,036)	3>
Other operating loss	(25,827)	(81)	(25,908)	1>
(Loss)/income from operations	(1,065)	1,516	451
Income before income tax expense	108,762	1,516	110,278
Income tax expense	(21,021)	(513)	(21,534)	All
Net income	87,741	1,003	88,744
Net income attributable to ordinary shareholders of Smart Share Global Limited	87,741	1,003	88,744
Total comprehensive income	106,637	1,003	107,640
Comprehensive income attributable to ordinary shareholders of Smart Share Global Limited	106,637	1,003	107,640
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.17	0.00	0.17

The impact on the consolidated statements of changes in shareholders’ equity was as follows:

	As Previously Reported		Revision Adjustments		As Revised		Note
		Total		Total		Total
	Accumulated	shareholders’	Accumulated	shareholders’	Accumulated	shareholders’
	deficit	equity	deficit	equity	deficit	equity
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	(8,607,989)	3,232,024	(5,720)	(5,720)	(8,613,709)	3,226,304	All
Net loss	(711,240)	(711,240)	(19,513)	(19,513)	(730,753)	(730,753)	All
Balance as of December 31, 2022	(9,319,229)	2,641,305	(25,233)	(25,233)	(9,344,462)	2,616,072	All

	As Previously Reported		Revision Adjustments		As Revised		Note
		Total		Total		Total
	Accumulated	shareholders’	Accumulated	shareholders’	Accumulated	shareholders’
	deficit	equity	deficit	equity	deficit	equity
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	(9,319,229)	2,641,305	(25,233)	(25,233)	(9,344,462)	2,616,072	All
Net income	87,741	87,741	1,003	1,003	88,744	88,744	All
Balance as of December 31, 2023	(9,232,128)	2,753,657	(24,230)	(24,230)	(9,256,358)	2,729,427	All

The impact on the consolidated statements of cash flows was as follows:

	Year ended December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(711,240)	(19,513)	(730,753)	All
Adjustments for:
Allowance for credit losses	3,435	1,368	4,803	3>
Deferred income taxes	(65,431)	(3,873)	(69,304)	All
Amortization and impairment of prepayments to location partners	353,745	2,420	356,165	3>
Changes in assets and liabilities:
Prepayments and other current assets	19,724	9,918	29,642	2>, 3>
Accounts and notes payable	149,258	(9,535)	139,723	2>
Tax payable	192,574	19,215	211,789	1>
Net cash generated from operating activities	708,142	—	708,142

	Year ended December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cash flows from operating activities:
Net income	87,741	1,003	88,744	All
Adjustments for:
Allowance for credit losses	6,680	2,508	9,188	3>
Deferred income taxes	12,182	513	12,695	All
Amortization and impairment of prepayments to location partners	109,968	2,497	112,465	3>
Changes in assets and liabilities:
Prepayments and other current assets	(212,531)	790	(211,741)	2>, 3>
Accounts and notes payable	(23,257)	(4,119)	(27,376)	2>
Tax payable	82,403	(3,192)	79,211	1>
Net cash generated from operating activities	416,499	—	416,499

Note:

1> Understatements of accrual for tax surcharges and related interest expenses

Upon the final settlement of the Company’s underpaid VAT, which was recorded in prior periods, and surcharges, which were not recorded in prior periods, with the relevant tax authorities for its mobile device charging revenue in 2024, the Company determined that the unrecorded surcharges and interest expenses related to the surcharges should have been recorded in the same prior periods that the provision for underpaid VAT was recorded. As a result, the Company has determined to correct the accrual for tax surcharges and related interest expenses in prior periods such that cost of revenues, other operating loss, tax payable and accumulated deficit are corrected.

2> Misstatements of accruals for commissions to location partners and related balances

The accounts payable balances due to location partners under the direct model contained certain entries in relation to the commissions to location partners that were duplicative or incomplete in prior periods. Certain debit balances in accounts payable should have been reclassified to prepayments and subjected to impairment as of prior period ends. In connection therewith, the Company has determined to correct the commissions paid to locations partners and related balances for certain prior periods such that sales and marketing expenses, accounts and notes payable, prepayments and other current assets and accumulated deficit are corrected.

3> Understatements of impairment of prepayments to location partners and expected credit losses of deposits to location partners and accounts receivable due from network partners

The different risk characteristics of the prepayments to location partners with invalid or expired contracts, the deposits to location partners under the direct model with expired or invalid contracts and the accounts receivable due from network partners that were deregistered or dissolved were inadequately considered in the impairment assessments of such assets as of prior period ends. In connection therewith, the Company has determined to correct the impairment of prepayments to locations partners and the provision for the expected credit losses of deposits to location partners and accounts receivable due from network partners in prior periods such that sales and marketing expenses, general and administrative expenses, accounts receivable, net, prepayments and other current assets, other non-current assets and accumulated deficit are corrected.

In addition, certain information within the following notes to the consolidated financial statements have been revised to reflect the correction of errors discussed above:

–	Note 2 (j)	Expected credit losses
–	Note 2 (k)	Accounts receivable, net
–	Note 2 (t)	Sales and marketing expenses
–	Note 2 (z)	Income tax
–	Note 2 (ab)	Comprehensive income/(loss)
–	Note 2 (ac)	Income/(loss) per share
–	Note 2 (ad)	Dividends
–	Note 6	Prepayments and other current assets
–	Note 8	Other non-current assets
–	Note 10	Accounts and notes payable and accruals and other current liabilities
–	Note 11	Income taxes
–	Note 14	Income/(Loss) per share
–	Note 18	Restricted net assets
–	Note 20	Condensed financial information of the parent company